Prepayments and other current assets	12 Months Ended
Dec. 31, 2017
Prepayments and other current assets [Abstract]
Prepayments and other current assets
6. Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Rebate (1)	69,464	165,220
Deposits (2)	6,407	6,322
Value-added tax (“VAT”) recoverable	11,522	-
Employee advances (3)	1,073	748
Prepaid expenses	11,648	17,106
Interest receivables	5,450	8,620
Receivable from disposal of equity investees	-	7,608
Others	2,931	6,368

Prepayment and other current assets	108,495	211,992

(1)
Rebate represents amounts payable earned and receivable from suppliers upon reaching minimum purchase thresholds for a specified period. The rebates can be used to offset future purchases with the same supplier.

(2)	Deposits represent rental deposits and deposits paid to third-party vendors.
(3)	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.